EMPLOYEES' RETIREMENT PLANS (Details) - USD ($)	12 Months Ended
	Jul. 31, 2015	Jul. 31, 2014	Jul. 31, 2013
EMPLOYEES' RETIREMENT PLANS [Abstract]
Pension Contributions	$ 385,083	$ 366,741	$ 350,536
Employer contributions	$ 45,782	$ 47,903	$ 37,501